SCHEDULE OF INVESTMENTS

ROYCE VALUE TRUST

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 100.9%

Communication Services – 2.1%
Diversified Telecommunication Services - 1.0%
Bandwidth Cl. A [1]	183,730	$16,587,144
Cogent Communications Holdings [2]	3,265	231,293
Liberty Latin America Cl. C [1],[2],[3]	319,528	4,192,207
		21,010,644
Entertainment - 0.4%
IMAX Corporation [1]	367,250	6,970,405
Marcus Corporation (The) [1]	6,051	105,590
World Wrestling Entertainment Cl. A	4,084	229,766
		7,305,761
Interactive Media & Services - 0.2%
Enthusiast Gaming Holdings [1]	257,750	929,984
QuinStreet [1],[2]	204,154	3,584,944
		4,514,928
Media - 0.5%
AMC Networks Cl. A [1]	22,804	1,062,438
comScore [1],[2]	404,910	1,579,149
E.W. Scripps Company (The) Cl. A	6,825	123,260
Gannett Company [1]	34,307	229,171
Magnite [1]	31,550	883,400
Meredith Corporation [1]	68,733	3,828,428
Thryv Holdings [1]	50,000	1,502,000
		9,207,846
Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications	8,445	266,693
Spok Holdings	44,181	451,530
		718,223
Total		42,757,402

Consumer Discretionary – 11.2%
Auto Components - 1.7%
Dorman Products [1],[2]	55,700	5,273,119
Gentex Corporation [2]	197,430	6,511,241
Goodyear Tire & Rubber [1]	10,701	189,408
LCI Industries [2]	111,229	14,974,760
Motorcar Parts of America [1]	14,947	291,467
Patrick Industries [2]	89,872	7,486,338
Standard Motor Products [2]	20,100	878,571
XPEL [1]	4,911	372,548
		35,977,452
Distributors - 0.2%
LKQ Corporation [1],[2]	101,400	5,102,448
Diversified Consumer Services - 0.3%
American Public Education [1]	27,381	701,228
Perdoceo Education [1]	32,425	342,408
Regis [1]	49,910	173,687
Universal Technical Institute [1]	639,032	4,319,856
		5,537,179
Hotels, Restaurants & Leisure - 2.1%
Century Casinos [1]	90,564	1,219,897
Denny’s Corporation [1]	100,000	1,634,000
Dutch Bros Cl. A [1]	197,700	8,564,364
Hyatt Hotels Cl. A [1]	2,729	210,406
Lindblad Expeditions Holdings [1],[2]	373,700	5,452,283
Ruth’s Hospitality Group [1]	9,201	190,552
Scientific Games [1]	311,568	25,881,954
		43,153,456
Household Durables - 0.9%
Cavco Industries [1],[2]	14,700	3,480,078
Century Communities	16,868	1,036,539
Ethan Allen Interiors [2]	31,189	739,179
La-Z-Boy	36,606	1,179,811
Meritage Homes [1]	16,701	1,619,997
Skyline Champion [1]	11,990	720,119
TopBuild Corp. [1]	50,400	10,322,424
Tupperware Brands [1]	6,079	128,389
		19,226,536
Internet & Direct Marketing Retail - 0.6%
Liquidity Services [1]	10,075	217,721
1-800-FLOWERS.COM Cl. A [1]	84,480	2,577,485
Shutterstock	5,363	607,735
Stamps.com [1]	25,293	8,341,378
		11,744,319
Leisure Products - 0.4%
Brunswick Corporation	75,810	7,222,419
MasterCraft Boat Holdings [1]	44,488	1,115,759
YETI Holdings [1]	4,772	408,912
		8,747,090
Multiline Retail - 0.0%
Big Lots	11,018	477,741
Franchise Group Cl. A	9,601	339,971
		817,712
Specialty Retail - 3.5%
Aaron’s Company (The)	4,363	120,157
America’s Car-Mart [1],[2]	97,500	11,386,050
Asbury Automotive Group [1]	24,033	4,728,253
AutoCanada [1]	952,600	34,889,558
Buckle (The)	12,746	504,614
Camping World Holdings Cl. A [2]	279,113	10,849,122
CarMax [1]	4,400	563,024
Cato Corporation (The) Cl. A	14,505	239,913
Chico’s FAS [1]	746	3,350
Children’s Place (The) [1]	1,559	117,330
Conn’s [1]	17,982	410,529
Genesco [1]	11,775	679,771
Group 1 Automotive	4,040	759,035
Haverty Furniture	7,810	263,275
Hibbett	6,342	448,633
MarineMax [1]	20,383	988,983
ODP Corporation (The) [1]	14,423	579,228
Rent-A-Center	22,100	1,242,241
Shoe Carnival [2]	22,034	714,342
Signet Jewelers	12,212	964,260
Sleep Number [1]	4,609	430,849
Zumiez [1]	27,254	1,083,619
		71,966,136
Textiles, Apparel & Luxury Goods - 1.5%
Canada Goose Holdings [1]	309,750	11,048,782
G-III Apparel Group [1]	40,555	1,147,707
Kontoor Brands	13,653	681,967
Levi Strauss & Co. Cl. A	16,052	393,435
Movado Group	18,843	593,366
Ralph Lauren Cl. A	109,925	12,206,072
Steven Madden	9,675	388,548
Vera Bradley [1]	65,049	612,111
Wolverine World Wide [2]	102,636	3,062,658
		30,134,646
Total		232,406,974

Consumer Staples – 1.3%
Beverages - 0.0%
Coca-Cola Consolidated	448	176,593
Food & Staples Retailing - 0.0%
Performance Food Group [1],[2]	1,024	47,575
SpartanNash Company	37,072	811,877
		859,452
Food Products - 0.9%
CubicFarm Systems [1]	950,000	990,052
J G Boswell Company [4]	3,940	3,938,030
John B. Sanfilippo & Son	899	73,466
Nomad Foods [1],[2]	143,600	3,957,616
Seneca Foods Cl. A [1]	203,535	9,814,458
		18,773,622
Household Products - 0.1%
Central Garden & Pet [1]	11,900	571,200
Spectrum Brands Holdings	6,842	654,574
		1,225,774
Personal Products - 0.3%
Inter Parfums [2]	84,475	6,316,196
USANA Health Sciences [1]	523	48,220
		6,364,416
Tobacco - 0.0%
Universal Corporation	2,872	138,804
Vector Group	32,605	415,713
		554,517
Total		27,954,374

Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Eagle Point Credit	42,054	572,776
Eagle Point Income	44	774
Total		573,550

Energy – 2.6%
Energy Equipment & Services - 1.7%
Aspen Aerogels [1]	36,850	1,695,468
Bristow Group [1]	233,564	7,434,342
Computer Modelling Group	1,333,624	4,990,824
DMC Global [1]	1,983	73,192
Helix Energy Solutions Group [1]	101,212	392,703
Helmerich & Payne [2],[3]	126,339	3,462,952
KLX Energy Services Holdings [1]	1,594	7,587
Newpark Resources [1]	44,120	145,596
Oil States International [1]	34,989	223,580
Pason Systems	1,489,188	10,134,850
ProPetro Holding Corp. [1]	19,803	171,296
RPC [1]	115,746	562,526
TGS [4]	673,039	7,125,383
		36,420,299
Oil, Gas & Consumable Fuels - 0.9%
Bonanza Creek Energy	28,639	1,371,808
CONSOL Energy [1]	62,188	1,618,132
Diamondback Energy	5,775	546,719
Dorchester Minerals L.P. [2]	279,148	5,351,267
Dorian LPG	394,936	4,901,156
PDC Energy	3,557	168,566
Renewable Energy Group [1]	8,555	429,461
Talos Energy [1]	8,163	112,405
World Fuel Services [2]	100,913	3,392,695
		17,892,209
Total		54,312,508

Financials – 14.1%
Banks - 3.4%
Ameris Bancorp	24,041	1,247,247
Bank of N.T. Butterfield & Son [2]	258,416	9,176,352
BankUnited	12,979	542,782
Cadence Bancorporation Cl. A	15,397	338,118
Canadian Western Bank	279,500	8,091,951
Central Pacific Financial	2,878	73,907
CIT Group	22,000	1,142,900
Customers Bancorp [1]	36,387	1,565,369
Eagle Bancorp	25,932	1,491,090
Farmers & Merchants Bank of Long Beach [4]	416	3,380,000
First BanCorp.	33,939	446,298
First Bancshares (The)	19,164	743,180
First Citizens BancShares Cl. A	17,709	14,931,697
First Financial Bancorp	43,846	1,026,435
First Hawaiian	17,461	512,480
First Midwest Bancorp	13,779	261,939
German American Bancorp	9,365	361,770
Great Western Bancorp	11,228	367,605
Hanmi Financial	48,369	970,282
HarborOne Bancorp	63,400	890,136
HBT Financial	40,400	628,220
Hilltop Holdings	20,430	667,448
Home BancShares	26,079	613,639
HomeTrust Bancshares	23,700	663,126
Independent Bank Group	7,844	557,238
National Bank Holdings Cl. A	24,924	1,008,923
NBT Bancorp	14,633	528,544
Old National Bancorp	47,963	812,973
Origin Bancorp	14,464	612,550
Pacific Premier Bancorp	9,002	373,043
Preferred Bank	13,234	882,443
Signature Bank	1,501	408,692
Simmons First National Cl. A	3,466	102,455
Southside Bancshares	13,131	502,786
SVB Financial Group [1]	218	141,020
Triumph Bancorp [1]	34,063	3,410,728
United Community Banks	2,863	93,964
Virginia National Bankshares	108,540	3,922,636
Webster Financial [2]	134,200	7,308,532
Wintrust Financial	11,000	884,070
		71,684,568
Capital Markets - 6.2%
Ares Management Cl. A [2]	187,200	13,820,976
Artisan Partners Asset Management Cl. A [2],[3]	67,750	3,314,330
ASA Gold and Precious Metals	199,821	3,774,619
Ashmore Group [4]	548,400	2,492,853
B. Riley Financial	9,148	540,098
Barings BDC	191,594	2,111,366
Blucora [1]	5,600	87,304
Bolsa Mexicana de Valores	1,723,106	3,300,710
BrightSphere Investment Group	45,003	1,175,928
Donnelley Financial Solutions [1]	27,709	959,285
Fiera Capital Cl. A	33,600	277,480
Focus Financial Partners Cl. A [1],[2],[3]	50,000	2,618,500
GCM Grosvenor Cl. A	1,523,505	17,550,778
Golub Capital BDC	2,354	37,217
Houlihan Lokey Cl. A [2]	40,880	3,765,048
Lazard Cl. A [2]	105,435	4,828,923
MarketWise Cl. A [1]	25,000	206,500
MarketWise Cl. A (Private Placement) [1],[5]	500,000	4,130,000
Moelis & Company Cl. A	21,000	1,299,270
Morningstar [2],[3]	58,700	15,205,061
Oaktree Specialty Lending	5,526	39,014
Onex Corporation	9,200	650,377
Open Lending [1]	217,500	7,845,225
Portman Ridge Finance	3,282	79,917
Rothschild & Co [4]	50,293	2,164,450
SEI Investments [2],[3]	315,800	18,726,940
Silvercrest Asset Management Group Cl. A	21,168	329,797
Sprott	256,480	9,430,186
Tel Aviv Stock Exchange [4]	332,179	1,758,653
TMX Group	68,400	7,376,248
		129,897,053
Consumer Finance - 0.1%
Encore Capital Group [1]	9,650	475,456
Enova International [1]	27,980	966,709
		1,442,165
Diversified Financial Services - 0.6%
Banco Latinoamericano de Comercio
Exterior Cl. E	73,446	1,288,243
Compass Diversified Holdings	20,328	572,639
ECN Capital	1,023,900	8,439,536
Equitable Holdings	65,000	1,926,600
Waterloo Investment Holdings [1],[5]	2,972,000	0
		12,227,018
Insurance - 2.9%
Alleghany Corporation [1]	150	93,661
Ambac Financial Group [1]	53,000	758,960
American Equity Investment
Life Holding Company	55,267	1,634,245
AMERISAFE	13,723	770,684
Assured Guaranty	86,954	4,070,317
Axis Capital Holdings	11,085	510,353
BRP Group Cl. A [1]	33,300	1,108,557
E-L Financial	21,650	15,981,789
Employers Holdings	13,548	535,010
Erie Indemnity Cl. A	28,200	5,031,444
Fidelity National Financial	446	20,222
First American Financial	35,493	2,379,806
Genworth Financial Cl. A [1]	244,325	916,219
Independence Holding Company [2]	170,023	8,431,440
James River Group Holdings	9,394	354,435
ProAssurance Corporation [2]	254,805	6,059,263
RenaissanceRe Holdings	2,147	299,292
RLI Corp. [2]	48,710	4,884,152
Safety Insurance Group	14,071	1,115,127
SiriusPoint [1]	23,314	215,888
Stewart Information Services	32,299	2,043,235
Trean Insurance Group [1]	247,806	2,564,792
Universal Insurance Holdings	3,663	47,765
White Mountains Insurance Group	480	513,413
		60,340,069
Investment Companies - 0.1%
Aldel Financial Cl. A [1]	100,000	1,009,000
Trident Acquisitions [1]	91,500	1,061,400
		2,070,400
Thrifts & Mortgage Finance - 0.8%
Axos Financial [1],[2]	21,861	1,126,716
Essent Group	10,000	440,100
Flagstar Bancorp	43,527	2,210,301
HomeStreet	11,419	469,892
Meridian Bancorp [2]	80	1,661
Meta Financial Group	1,848	96,983
Mr. Cooper Group [1]	3,189	131,291
NMI Holdings Cl. A [1]	87,455	1,977,358
Provident Bancorp	63,200	1,012,464
Provident Financial Services	4,035	94,701
Territorial Bancorp	9,300	236,034
Timberland Bancorp [2]	274,457	7,945,530
TrustCo Bank Corp NY	14,121	451,448
		16,194,479
Total		293,855,752

Health Care – 6.1%
Biotechnology - 1.4%
Acorda Therapeutics [1]	2,148	9,881
Anika Therapeutics [1]	3,798	161,643
CareDx [1]	8,000	506,960
Catalyst Pharmaceuticals [1]	76,450	405,185
Coherus BioSciences [1]	36,165	581,172
DermTech [1]	129,600	4,161,456
Eagle Pharmaceuticals [1]	15,840	883,555
Enanta Pharmaceuticals [1]	1,067	60,616
MaxCyte [1]	760,403	9,284,521
PureTech Health [1],[4]	120,100	579,635
United Therapeutics [1]	10,000	1,845,800
Vanda Pharmaceuticals [1]	31,078	532,677
Zealand Pharma [1],[4]	326,857	9,387,016
		28,400,117
Health Care Equipment & Supplies - 2.9%
Atrion Corporation	8,296	5,786,460
BioLife Solutions [1]	8,040	340,253
ClearPoint Neuro [1]	319,300	5,667,575
Cutera [1]	21,750	1,013,550
Haemonetics Corporation [1]	98,600	6,960,174
Inogen [1]	3,795	163,527
Integer Holdings [1],[2]	42,400	3,788,016
Meridian Bioscience [1]	259,989	5,002,188
Mesa Laboratories [2],[3]	72,140	21,812,250
Natus Medical [1]	12,930	324,284
Neogen Corporation [1],[2]	2,162	93,896
Orthofix Medical [1]	6,097	232,418
STAAR Surgical [1]	5,250	674,782
Surmodics [1],[2]	161,000	8,951,600
		60,810,973
Health Care Providers & Services - 1.0%
Cano Health Cl. A [1]	150,000	1,902,000
Community Health Systems [1]	790,000	9,243,000
Ensign Group (The)	5,810	435,111
Fulgent Genetics [1]	4,188	376,711
Hims & Hers Health Cl. A [1],[2],[3]	640,000	4,825,600
Magellan Health [1]	1,808	170,946
MEDNAX [1]	33,799	960,906
ModivCare [1]	5,713	1,037,595
Pennant Group [1]	28,000	786,520
RadNet [1]	4,582	134,298
Sharps Compliance [1]	75,850	627,279
Tivity Health [1]	17,981	414,642
U.S. Physical Therapy	3,077	340,316
		21,254,924
Health Care Technology - 0.3%
Computer Programs and Systems [1]	21,049	746,398
Doximity Cl. A [1]	14,650	1,182,255
HealthStream [1]	12,921	369,282
NextGen Healthcare [1]	39,292	554,017
Simulations Plus	88,788	3,507,126
		6,359,078
Life Sciences Tools & Services - 0.3%
Bio-Techne [2],[3]	9,603	4,653,326
Harvard Bioscience [1]	102,050	712,309
		5,365,635
Pharmaceuticals - 0.2%
Aerie Pharmaceuticals [1]	22,300	254,220
Cara Therapeutics [1]	15,144	233,975
Collegium Pharmaceutical [1]	17,828	351,925
Corcept Therapeutics [1]	46,977	924,507
Harmony Biosciences Holdings [1]	16,220	621,713
Innoviva [1]	81,998	1,370,186
Lannett Company [1]	8,240	24,720
Prestige Consumer Healthcare [1]	8,147	457,128
Supernus Pharmaceuticals [1]	39,577	1,055,519
		5,293,893
Total		127,484,620

Industrials – 25.2%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings	6,250	272,188
AeroVironment [1]	7,650	660,348
Ducommun [1],[2]	79,100	3,982,685
HEICO Corporation [2]	51,030	6,729,326
HEICO Corporation Cl. A [2]	68,333	8,092,677
Magellan Aerospace	893,092	7,170,966
National Presto Industries	936	76,827
Park Aerospace	59,288	811,060
Vectrus [1]	18,710	940,739
Virgin Galactic Holdings [1],[2],[3]	161,918	4,096,525
		32,833,341
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings [1]	18,079	1,476,693
Echo Global Logistics [1]	4,266	203,531
Forward Air [2]	63,360	5,260,147
Hub Group Cl. A [1]	2,184	150,150
		7,090,521
Airlines - 0.7%
Sun Country Airlines Holdings [1]	409,701	13,741,372
Building Products - 1.8%
Apogee Enterprises	26,523	1,001,508
Builders FirstSource [1]	85,575	4,427,650
Carlisle Companies	7,246	1,440,432
CSW Industrials	40,800	5,210,160
Gibraltar Industries [1]	18,410	1,282,257
Insteel Industries	26,711	1,016,354
Quanex Building Products	43,098	922,728
Rexnord Corporation	186,171	11,968,934
Simpson Manufacturing [2]	26,591	2,844,439
UFP Industries	103,306	7,022,742
		37,137,204
Commercial Services & Supplies - 1.2%
ABM Industries	32,547	1,464,940
Brady Corporation Cl. A	12,479	632,685
Brink’s Company (The)	652	41,271
CompX International Cl. A [2],[3]	211,100	4,386,658
Deluxe Corporation	8,321	298,641
Healthcare Services Group	7,100	177,429
Heritage-Crystal Clean [1],[2]	100,106	2,901,072
HNI Corporation	17,864	655,966
Kimball International Cl. B [2]	167,388	1,874,746
Ritchie Bros. Auctioneers [2]	35,200	2,170,432
UniFirst Corporation	27,398	5,825,363
Vidler Water Resouces [1],[2]	406,960	4,631,205
VSE Corporation	21,500	1,035,655
		26,096,063
Construction & Engineering - 3.2%
APi Group [1]	425,300	8,654,855
Arcosa [2]	150,614	7,556,304
Comfort Systems USA [2]	21,045	1,500,929
EMCOR Group	35,500	4,095,990
Great Lakes Dredge & Dock [1]	45,367	684,588
IES Holdings [1],[2],[3]	441,399	20,167,520
Infrastructure and Energy Alternatives [1]	600,000	6,858,000
Matrix Service [1]	12,564	131,420
MYR Group [1]	12,011	1,195,095
Northwest Pipe [1]	16,871	399,843
Valmont Industries [2]	66,361	15,602,798
		66,847,342
Electrical Equipment - 1.0%
AZZ	23,535	1,252,062
Encore Wire	17,837	1,691,483
GrafTech International	37,766	389,745
LSI Industries	814,857	6,315,142
Powell Industries [2]	115,617	2,840,709
Preformed Line Products [2]	73,300	4,767,432
TPI Composites [1]	103,900	3,506,625
		20,763,198
Machinery - 8.7%
Alamo Group	757	105,624
Albany International Cl. A	2,370	182,182
Astec Industries	7,564	407,019
ATS Automation Tooling Systems [1]	29,150	924,717
Barnes Group	1,345	56,127
CIRCOR International [1]	414,652	13,687,662
Colfax [1],[2]	446,422	20,490,770
Crane Company	4,611	437,169
ESCO Technologies [2]	75,400	5,805,800
Franklin Electric [2]	75,561	6,033,546
Greenbrier Companies (The)	26,426	1,136,054
Helios Technologies [2]	173,214	14,222,602
Hillenbrand	17,926	764,544
Hillman Solutions [1]	50,000	596,500
Hurco Companies	25,900	835,534
John Bean Technologies [2]	128,951	18,124,063
Kadant [2]	120,419	24,577,518
Lincoln Electric Holdings [2]	52,600	6,774,354
Lindsay Corporation [2]	112,000	17,000,480
Lydall [1]	12,465	773,952
Meritor [1]	54,080	1,152,445
Middleby Corporation (The) [1]	110,930	18,914,674
Miller Industries	29,650	1,009,286
Mueller Industries	35,978	1,478,696
NN [1]	308,700	1,620,675
Nordson Corporation [2]	15,796	3,761,817
Tennant Company [2]	80,500	5,952,975
Wabash National	41,949	634,688
Watts Water Technologies Cl. A [2]	55,000	9,244,950
Woodward [2]	48,500	5,490,200
		182,196,623
Marine - 0.9%
Clarkson [4]	371,400	18,806,894
Professional Services - 3.4%
Exponent [2]	86,400	9,776,160
Forrester Research [1],[2],[3]	139,300	6,861,918
Heidrick & Struggles International	40,350	1,800,820
Jacobs Engineering Group [2]	33,500	4,439,755
KBR [2]	615,000	24,231,000
Kelly Services Cl. A	7,419	140,071
Korn Ferry [2]	62,252	4,504,555
LifeWorks	18,400	468,789
ManpowerGroup [2]	8,300	898,724
ManTech International Cl. A	1,171	88,902
Resources Connection	73,817	1,164,832
TrueBlue [1],[2]	36,957	1,000,796
Upwork [1]	346,900	15,620,907
		70,997,229
Road & Rail - 1.5%
ArcBest	9,942	812,957
Landstar System [2]	114,162	18,017,047
Saia [1],[2]	50,630	12,051,459
		30,881,463
Trading Companies & Distributors - 0.9%
Air Lease Cl. A [2]	99,270	3,905,282
Applied Industrial Technologies	8,215	740,418
Boise Cascade	32,053	1,730,221
DXP Enterprises [1]	11,411	337,423
EVI Industries [1],[2],[3]	69,873	1,900,546
GMS [1]	12,272	537,514
Lawson Products [1]	16,250	812,662
MSC Industrial Direct Cl. A	6,642	532,622
SiteOne Landscape Supply [1],[2],[3]	25,000	4,986,750
Transcat [1]	39,180	2,526,326
		18,009,764
Total		525,401,014

Information Technology – 23.9%
Communications Equipment - 1.0%
ADTRAN [2]	214,973	4,032,894
Calix [1]	303,293	14,991,773
Comtech Telecommunications	10,192	261,017
Digi International [1]	60,293	1,267,359
NETGEAR [1]	21,963	700,839
		21,253,882
Electronic Equipment, Instruments & Components - 6.9%
Avnet	5,233	193,464
Bel Fuse Cl. B	42,562	529,046
Belden	5,056	294,563
Benchmark Electronics	26,221	700,363
Cognex Corporation [2]	206,600	16,573,452
Daktronics [1]	22,653	123,006
ePlus [1]	3,786	388,481
Fabrinet [1],[2]	154,448	15,832,464
FARO Technologies [1],[2]	272,167	17,911,310
Insight Enterprises [1],[2]	18,774	1,691,162
IPG Photonics [1]	51,100	8,094,240
Kimball Electronics [1]	39,845	1,026,806
Littelfuse [2]	18,800	5,137,476
Luna Innovations [1]	120,580	1,145,510
Methode Electronics	23,628	993,557
National Instruments [2]	301,450	11,825,883
nLIGHT [1],[2]	174,610	4,922,256
OSI Systems [1]	4,506	427,169
PAR Technology [1],[2],[3]	290,239	17,852,601
PC Connection	1,077	47,420
Plexus Corporation [1]	11,413	1,020,436
Richardson Electronics [6]	711,475	6,894,193
Rogers Corporation [1]	40,010	7,461,065
Sanmina Corporation [1]	44,048	1,697,610
ScanSource [1]	21,028	731,564
TTM Technologies [1],[2],[3]	582,635	7,323,722
Vishay Intertechnology	41,680	837,351
Vishay Precision Group [1]	16,360	568,837
Vontier Corporation	309,288	10,392,077
		142,637,084
IT Services - 2.8%
Cass Information Systems	8,870	371,210
Computer Services [4]	108,625	6,408,875
Computer Task Group [1]	71,510	570,650
CSG Systems International	26,207	1,263,177
EVERTEC	9,017	412,257
ExlService Holdings [1]	1,297	159,687
Hackett Group (The) [2]	285,266	5,596,919
Repay Holdings Cl. A [1]	740,109	17,044,710
Shift4 Payments Cl. A [1]	216,620	16,792,382
Unisys Corporation [1],[2]	402,250	10,112,565
		58,732,432
Semiconductors & Semiconductor Equipment - 9.2%
Ambarella [1]	3,500	545,090
Axcelis Technologies [1]	15,400	724,262
Brooks Automation [2]	219,100	22,424,885
Camtek [1]	448,200	18,156,582
Cirrus Logic [1],[2]	275,700	22,703,895
CMC Materials [2]	76,398	9,414,526
Cohu [1]	125,130	3,996,652
CyberOptics Corporation [1]	17,200	611,976
Diodes [1],[2],[3]	158,325	14,342,662
Entegris [2],[3]	20,100	2,530,590
FormFactor [1]	529,300	19,758,769
Kulicke & Soffa Industries [2]	150,870	8,792,704
Lattice Semiconductor [1]	7,800	504,270
MagnaChip Semiconductor [1]	35,200	625,152
MKS Instruments	284,489	42,932,235
Nova [1],[2],[3]	42,990	4,397,447
NVE Corporation	9,900	633,303
Onto Innovation [1],[2]	14,718	1,063,375
Photronics [1]	219,321	2,989,345
Power Integrations	2,378	235,398
Rambus [1]	13,988	310,534
SiTime [1]	63,222	12,908,036
SMART Global Holdings [1]	5,421	241,234
Ultra Clean Holdings [1]	17,148	730,505
		191,573,427
Software - 3.2%
Agilysys [1]	16,600	869,176
CDK Global	8,882	377,929
ChannelAdvisor Corporation [1]	19,770	498,797
Descartes Systems Group (The) [1],[2]	40,000	3,250,400
Digital Turbine [1]	5,000	343,750
Dolby Laboratories Cl. A	11,220	987,360
E2open Parent Holdings Cl. A [1]	100,000	1,130,000
Ebix	5,389	145,126
Everbridge [1]	60,000	9,062,400
InterDigital	7,096	481,251
j2 Global [1],[2]	26,585	3,632,043
Manhattan Associates [1],[2]	21,200	3,244,236
Matterport Cl. A [1]	45,000	850,950
MicroStrategy Cl. A [1]	207	119,729
Momentive Global [1],[2],[3]	545,580	10,693,368
Progress Software	100	4,919
Teradata Corporation [1]	47,581	2,728,770
Upland Software [1],[2]	821,550	27,472,632
Xperi Holding Corporation [2]	32,448	611,320
		66,504,156
Technology Hardware, Storage & Peripherals - 0.8%
Avid Technology [1]	541,605	15,663,217
Total		496,364,198

Materials – 10.5%
Chemicals - 5.8%
American Vanguard	23,847	358,897
Chase Corporation [2],[3]	79,059	8,075,877
Element Solutions [2]	868,786	18,835,280
FutureFuel Corporation	550,431	3,924,573
Hawkins [2]	154,940	5,404,307
Huntsman Corporation	46,837	1,385,907
Innospec [2]	152,499	12,843,466
Minerals Technologies [2]	208,333	14,549,977
Mosaic Company (The)	655,230	23,404,816
NewMarket Corporation	8,000	2,710,160
Quaker Chemical	116,199	27,622,826
Stepan Company	1,129	127,509
Tredegar Corporation	39,337	479,125
Trinseo	21,766	1,174,929
		120,897,649
Construction Materials - 0.7%
Eagle Materials	83,900	11,004,324
Imerys [4]	90,000	3,877,263
		14,881,587
Containers & Packaging - 0.1%
Graphic Packaging Holding Company	24,456	465,642
Myers Industries	13,041	255,212
Silgan Holdings	10,321	395,914
UFP Technologies [1]	5,120	315,341
		1,432,109
Metals & Mining - 3.5%
Alamos Gold Cl. A	2,195,500	15,791,098
Ferroglobe (Warranty Insurance Trust) [1],[5]	49,300	0
Gold Fields ADR	370,000	3,004,400
Haynes International [2]	126,449	4,710,225
Hecla Mining	321,300	1,767,150
IAMGOLD Corporation [1]	600,000	1,356,000
Kaiser Aluminum	833	90,764
Lundin Mining	640,000	4,603,190
MAG Silver [1]	198,900	3,222,180
Major Drilling Group International [1]	2,217,291	14,792,443
Pan American Silver	140,027	3,258,428
Pretium Resources [1]	101,000	976,828
Reliance Steel & Aluminum [2]	47,500	6,764,950
Royal Gold [2]	16,600	1,585,134
SunCoke Energy	173,844	1,091,740
VanEck Junior Gold Miners ETF	155,500	5,961,870
Warrior Met Coal	10,481	243,893
Worthington Industries [2]	64,300	3,388,610
		72,608,903
Paper & Forest Products - 0.4%
Clearwater Paper [1]	23,773	911,219
Glatfelter	62,012	874,369
Mercer International	10,171	117,882
Neenah	17,192	801,319
Schweitzer-Mauduit International	35,551	1,232,198
Stella-Jones	122,556	4,126,807
		8,063,794
Total		217,884,042

Real Estate – 3.8%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth [1]	12,000	311,760
New York REIT [1],[5]	15,000	174,600
		486,360
Real Estate Management & Development - 3.8%
Colliers International Group	85,520	10,921,759
FirstService	125,495	22,649,338
FRP Holdings [1],[2],[3]	76,558	4,281,123
Jones Lang LaSalle [1]	8,578	2,128,116
Kennedy-Wilson Holdings [2]	634,968	13,283,531
Marcus & Millichap [1],[2]	247,646	10,059,381
RMR Group (The) Cl. A [2]	80,100	2,679,345
St. Joe Company (The) [2],[3]	78,800	3,317,480
Tejon Ranch [1],[2]	557,136	9,894,735
		79,214,808
Total		79,701,168

Utilities – 0.1%
Water Utilities - 0.1%
American States Water	14,615	1,249,875
Total		1,249,875

TOTAL COMMON STOCKS
(Cost $1,445,053,867)		2,099,945,477

WARRANTS – 0.0%

Health Care – 0.0%
Health Care Providers & Services - 0.0%
Cano Health (Warrants) [1]	49,999	206,496
Total		206,496

TOTAL WARRANTS
(Cost $237,495)	206,496

REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $52,302,669 (collateralized by obligations of various U.S. Government Agencies, 0.25%-1.25% due 9/30/28-7/15/29, valued at $53,348,737) (Cost $52,302,669)	52,302,669

TOTAL INVESTMENTS – 103.4%
(Cost $1,497,594,031)	2,152,454,642

LIABILITIES LESS CASH AND OTHER ASSETS – (3.4)%	(71,137,081)

NET ASSETS – 100.0%	$2,081,317,561

ADR – American Depository Receipt

[1]	Non-income producing.
[2]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2021. Total market value of pledged securities at September 30, 2021, was $195,350,990.
[3]	At September 30, 2021, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $59,092,462.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[5]	Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[6]	At September 30, 2021, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,498,524,752. At September 30, 2021, net unrealized appreciation for all securities was $653,929,890, consisting of aggregate gross unrealized appreciation of $738,389,760 and aggregate gross unrealized depreciation of $84,459,870. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and foreign securities that were fair valued are noted in the Schedule of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,035,721,824	$59,919,053	$4,304,600	$2,099,945,477
Warrants	206,496	–	–	206,496
Repurchase Agreement	–	52,302,669	–	52,302,669

Level 3 Reconciliation:
	Balance as of 12/31/20	Purchases	Corporate Actions	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/21
Common Stocks	$926,000	$5,000,000	$(8,400)	$–	$(1,613,000)	$4,304,600
Warrants	5,000	–	0	–	(5,000)	–

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2021 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding, or as otherwise required by applicable regulatory standards, and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of September 30, 2021, the Fund has outstanding borrowings of $70,000,000. During the nine months ended September 30, 2021, the Fund borrowed an average daily balance of $70,000,000. As of September 30, 2021, the aggregate value of rehypothecated securities was $59,092,462.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2021:

Affiliated Company [1]	Shares 12/31/20	Market Value 12/31/20	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/21	Market Value 9/30/21
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Houston Wire & Cable [2],[3]	877,363	$2,447,843	$–	$4,650,024	$(100,026)	$2,302,207	$–
		2,447,843			(100,026)	2,302,207	–
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Richardson Electronics [4]	711,475	3,351,047	–	–	–	3,543,146	128,066	711,475	$6,894,193
		3,351,047			–	3,543,146	128,066		6,894,193
		$5,798,890			$(100,026)	$5,845,353	$128,066		$6,894,193

[1]	Percentages represent the percentages of the investments in the Affiliated Companies of the Fund’s net assets.
[2]	Not an Affiliated Company at September 30, 2021.
[3]	Non-income producing.
[4]	At September 30, 2021, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).